Accounting policies - Consolidation (Details) - ZAR (R) R in Millions				7 Months Ended	12 Months Ended
	May 10, 2023	Jan. 10, 2020	Jun. 29, 2018	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 04, 2025	Mar. 15, 2024
Copper Mines of Tasmania Proprietary Limited
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in entity					100.00%
Aldebaran
Disclosure of initial application of standards or interpretations [line items]
Joint venture ownership interest of counterparty, initial					80.00%
DRDGOLD
Disclosure of initial application of standards or interpretations [line items]
Potential ownership, as a percent		50.10%				50.23%	50.28%
Reldan Group
Disclosure of initial application of standards or interpretations [line items]
Percentage of voting equity interests acquired									100.00%
Metallix
Disclosure of initial application of standards or interpretations [line items]
Percentage of voting equity interests acquired								100.00%
Peregrine
Disclosure of initial application of standards or interpretations [line items]
Proportion of legal ownership interest in associate					20.00%
Peregrine | Aldebaran
Disclosure of initial application of standards or interpretations [line items]
Joint venture ownership interest of counterparty, initial			60.00%
Bakgatla Ba Kgafela Investment Holdings
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					24.80%
Siyanda Resources Proprietary Limited
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					20.00%
Lonplats Siyakhula Employee Profit Share Trust
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					3.80%
Bapo Trust
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					0.90%
Marikana Community Trust
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					0.90%
Liabilities					R 905
Newshelf 1335 Proprietary Limited
Disclosure of initial application of standards or interpretations [line items]
Potential ownership, as a percent					2.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Disclosure of initial application of standards or interpretations [line items]
Percentage of voting equity interests acquired					26.00%
Newshelf 1114
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary					76.00%
Keliber
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary				79.82%	79.82%
Effective proportion of ownership interest in subsidiary					79.82%	79.82%	79.82%
Century
Disclosure of initial application of standards or interpretations [line items]
Percentage of voting equity interests acquired	49.85%
Proportion of ownership interest in subsidiary	100.00%				100.00%
Rustenburg Mine Employees Trust
Disclosure of initial application of standards or interpretations [line items]
Proportion of ownership interest in subsidiary					30.40%
Liabilities					R 986
Rustenburg Mine Community Development Trust
Disclosure of initial application of standards or interpretations [line items]
Percentage of stake held					24.80%
Liabilities					R 804